Transactions and Balances with Related Parties (Details) - Schedule of Transactions with SUN Corporation - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Transactions with SUN Corporation [Abstract]
Revenues	$ 1,957,000	$ 1,719,000